Segment Information - Summary of Information on Reportable Segments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of operating segments [line items]
Revenue	₨ 890,884	$ 10,428	₨ 897,603	₨ 904,876
Unallocated	(10,157)		(20,304)
Results from operating activities	151,271	1,771	136,099	139,606
Finance expense	(14,770)	(173)	(12,552)	(10,077)
Finance and other income	38,202	447	23,896	18,185
Share of net profit/(loss) of associate accounted for using the equity method	254	3	(233)	(57)
Profit before tax	174,957	2,048	147,210	147,657
Income tax expense	(42,777)	(501)	(36,089)	(33,992)
Profit for the year	132,180	$ 1,547	111,121	113,665
Depreciation, amortization and impairment	29,579		34,071	33,402
Information Technology Services [member]
Disclosure of operating segments [line items]
Revenue	888,224		893,816	903,301
Segment result	161,796		164,500	159,593
Unallocated	(10,157)		(20,304)	(18,369)
Results from operating activities	151,639		144,196	141,224
Information Technology Services [member] | Americas 1 [member]
Disclosure of operating segments [line items]
Revenue	281,824		268,230	261,270
Segment result	58,186		59,364	51,555
Information Technology Services [member] | Americas 2 [member]
Disclosure of operating segments [line items]
Revenue	271,972		269,482	278,374
Segment result	61,326		59,163	59,690
Information Technology Services [member] | Europe [member]
Disclosure of operating segments [line items]
Revenue	240,077		253,927	256,845
Segment result	29,434		33,354	37,667
Information Technology Services [member] | Asia Pacific Middle East Africa [member]
Disclosure of operating segments [line items]
Revenue	94,351		102,177	106,812
Segment result	12,850		12,619	10,681
Information Technology Products [member]
Disclosure of operating segments [line items]
Revenue	2,692		4,127	6,047
Segment result	(173)		(371)	(176)
Results from operating activities	(173)		(371)	(176)
Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	890,916		897,943	909,348
Segment result	161,428		156,403	157,975
Unallocated				(18,369)
Material Reconciling Items [member]
Disclosure of operating segments [line items]
Segment result	(195)		(7,726)	(1,442)
Results from operating activities	₨ (195)		₨ (7,726)	₨ (1,442)